Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Hybrid Securities [Line Items]
Hybrid securities	$ 272.7	$ 427.7
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	222.0	305.4
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	49.1	139.8
Fixed maturities | Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	144.3	120.7
Fixed maturities | Commercial mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	17.3	31.2
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	11.3	13.7
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 50.7	$ 122.3